OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS

NOTE 7 - OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31,
	2012	2011

Refundable deposits with suppliers	$1,585,138	$6,290,792
Deposits for open project bids	120,838	125,816
Other receivables	198,650	78,633